Condensed Consolidated Statements Of Operations - USD ($)	1 Months Ended	3 Months Ended			6 Months Ended				8 Months Ended
	Jan. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Jul. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Sep. 30, 2021
Costs and expenses:
Operating loss	$ (3,480)	$ (2,283,147)			$ (815,088)				$ (2,943,123)
General and administrative	3,475	2,282,256			814,424				2,941,700
Depreciation	5	891			664				1,423
Total costs and expenses	3,480	2,283,147			815,088				2,943,123
Other income (expense)
Interest income		775							775
Interest expense		(26,119)			(2,016)				(26,912)
Change in fair value of warrant liability		(112,692)							(112,692)
Total other income (expense)		(138,036)			(2,016)				(138,829)
Net loss	$ (3,480)	$ (2,421,183)			$ (817,104)				$ (3,081,952)
Basic and diluted weighted average redeemable common shares outstanding (in Shares)
Basic and diluted net loss per redeemable common share (in Dollars per share)
Basic and diluted net loss per share,		$ (0.01)			$ (1,874.09)				$ (0.01)
Basic and diluted weighted average number of shares outstanding		217,644,991			436				206,708,013
GOOD WORKS ACQUISITION CORP. [Member]
Costs and expenses:
Operating loss			$ (1,090,124)	$ (2,000)		$ (2,032,419)	$ (153,657)	$ (2,000)
Total costs and expenses			230,534	2,000		462,987	153,657	2,000
Business combination expenses			859,590			1,569,432
Other income (expense)
Interest income			12,113			49,769	27,342
Change in fair value of warrant liability			34,540			(76,332)	19,284
Total other income (expense)			46,653			(26,563)	46,626
Net loss			$ (1,043,471)	$ (2,000)		$ (2,058,982)	$ (107,031)	$ (2,000)
Basic and diluted weighted average redeemable common shares outstanding (in Shares)			17,000,000			17,000,000	6,711,864
Basic and diluted net loss per redeemable common share (in Dollars per share)			$ (0.05)			$ (0.10)	$ (0.01)
Basic and diluted weighted average non-redeemable common shares outstanding (in Shares)			4,478,000	0		4,478,000	4,015,186	0
Basic and diluted net loss per non-redeemable common share (in Dollars per share)			$ (0.05)			$ (0.10)	$ (0.01)